Tax - Summary of Reconciliation of Tax Charge (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax reconciliation [line items]
Other permanent differences	(0.50%)	0.90%	0.50%
Net effect of different rates of tax in overseas business	1.50%	1.50%	6.30%
Aggregate percentage points		0.70%
Deferred tax assets	$ 122	$ 134
UAE [Member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 9
Before exceptional items and System Funds [member] | United States [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas business	1.20%	1.30%	6.90%
Before Exceptional Items System Funds And Foreign Exchange Gains [Member]
Disclosure of income tax reconciliation [line items]
Other permanent differences	1.00%	0.60%	1.00%